UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-2460

Fidelity Union Street Trust
 (Exact name of registrant as specified in charter)

82 Devonshire St., Boston, Massachusetts 02109
 (Address of principal executive offices)       (Zip code)

Scott C. Goebel, Secretary

82 Devonshire St.

Boston, Massachusetts 02109
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	August 31

Date of reporting period:	November 30, 2008

Item 1. Schedule of Investments

Quarterly Holdings Report

for

Fidelity ® Arizona Municipal
Income Fund

November 30, 2008

1.810709.104

AZI-QTLY-0109

Investments November 30, 2008 (Unaudited)

Showing Percentage of Net Assets

Municipal Bonds - 97.9%
	Principal Amount	Value
Arizona - 91.2%
Arizona Board of Regents Ctfs. of Prtn.:
(Univ. of Arizona Projs.) Series 2006 A, 5% 6/1/18 (AMBAC Insured)	$ 1,000,000	$ 1,034,080
5% 6/1/19 (AMBAC Insured)	1,140,000	1,175,921
Arizona Ctfs. of Prtn. Series A, 5% 9/1/20 (FSA Insured)	1,640,000	1,635,556
Arizona Game and Fish Dept. and Commission (AGF Administration Bldg. Proj.) Series 2006:
5% 7/1/21	1,280,000	1,194,291
5% 7/1/32	545,000	452,846
Arizona Health Facilities Auth. Rev.:
(Banner Health Sys. Proj.):
Series 2007 A, 5% 1/1/21	1,000,000	887,140
Series 2007 B, 3.411% 1/1/37 (c)	1,000,000	423,970
Series 2008 A, 5.25% 1/1/31	1,000,000	838,300
Series 2008 D, 6% 1/1/27	1,000,000	946,470
(Catholic Healthcare West Proj.) Series 1999 A, 6.125% 7/1/09 (Escrowed to Maturity) (e)	125,000	128,644
Arizona School Facilities Board Ctfs. of Prtn.:
Series 2008, 5.75% 9/1/22	1,000,000	1,009,550
Series A2, 5% 9/1/18 (FGIC Insured)	1,000,000	1,031,090
Arizona State Univ. Ctfs. of Prtn. (Research Infrastructure Proj.) 5.25% 9/1/24	1,230,000	1,220,787
Arizona State Univ. Revs. 5% 7/1/26 (AMBAC Insured)	1,000,000	926,990
Arizona Student Ln. Acquisition Auth. Student Ln. Rev. Subseries B1, 6.15% 5/1/29 (d)	500,000	433,865
Arizona Trans. Board Hwy. Rev. Series 2008 A, 5% 7/1/33	2,000,000	1,891,760
Avondale Muni. Dev. Corp. Excise Tax Rev. 5% 7/1/28	500,000	453,670
Chandler Indl. Dev. Auth. Indl. Dev. Rev. (Intel Corp. Proj.) Series 2005, 4.375%, tender 12/1/10 (c)(d)	1,000,000	1,009,030
Cottonwood Wtr. Sys. Rev.:
5% 7/1/26 (XL Cap. Assurance, Inc. Insured)	1,405,000	1,086,683
5% 7/1/30 (XL Cap. Assurance, Inc. Insured)	1,125,000	832,770
5% 7/1/35 (XL Cap. Assurance, Inc. Insured)	1,300,000	922,558
Downtown Phoenix Hotel Corp. Rev. Series A, 5.25% 7/1/23 (FGIC Insured)	1,750,000	1,283,433
Gilbert Wtr. Resources Muni. Property Corp. Wastewtr. Sys. & Util. Rev. 4.9% 4/1/19	1,025,000	961,327
Glendale Indl. Dev. Auth. (Midwestern Univ. Proj.) 5.25% 5/15/19	1,000,000	988,110
Glendale Indl. Dev. Auth. Hosp. Rev. (John C. Lincoln Health Network Proj.):
Series 2005 B, 5.25% 12/1/19	1,040,000	865,488
Municipal Bonds - continued
	Principal Amount	Value
Arizona - continued
Glendale Indl. Dev. Auth. Hosp. Rev. (John C. Lincoln Health Network Proj.): - continued
Series 2005, 5% 12/1/35	$ 1,000,000	$ 673,350
5% 12/1/27	1,000,000	723,370
Glendale Western Loop 101 Pub. Facilities Corp. Series 2008 A, 7% 7/1/33	1,000,000	1,025,590
Goodyear McDowell Road Commercial Corridor Impt. District 5.25% 1/1/17 (AMBAC Insured)	1,580,000	1,654,007
Goodyear Pub. Impt. Corp. Facilities Rev. Series 2008, 6% 7/1/31 (b)	1,000,000	971,080
Marana Muni. Property Corp. Facilities Rev. Series A, 5.25% 7/1/22	1,620,000	1,610,604
Maricopa County Indl. Dev. Auth. Health Facilities Rev.:
(Catholic Healthcare West Proj.):
Series 1998 A, 5% 7/1/16	610,000	576,871
Series 2007 A, 5% 7/1/16	1,000,000	941,130
Series A, 5.25% 7/1/32	1,000,000	778,240
(Mayo Clinic Proj.) 5% 11/15/36	1,000,000	805,430
Maricopa County Indl. Dev. Auth. Hosp. Facilities Rev. (Mayo Clinic Hosp. Proj.) 5.25% 11/15/37	1,000,000	841,970
Maricopa County Unified School District #48 Scottsdale 5% 7/1/22	1,000,000	1,007,820
Maricopa County Unified School District #60 Higley (School Impt. Proj.) Series B, 5% 7/1/19 (FGIC Insured)	1,000,000	1,010,380
McAllister Academic Village LLC Rev. (Arizona State Univ. Hassayampa Academic Village Proj.) Series 2008, 5% 7/1/38	1,000,000	834,070
Mesa Util. Sys. Rev.:
5% 7/1/20 (FGIC Insured)	1,000,000	1,008,720
5% 7/1/24 (FGIC Insured)	3,000,000	2,889,840
North Campus Facilities LLC (Northern Arizona Univ. Sys. Rev. Proj.) 5% 6/1/31 (AMBAC Insured)	1,225,000	1,110,107
Northern Arizona Univ. Revs. 5% 6/1/21 (AMBAC Insured)	1,085,000	1,066,219
Phoenix Civic Impt. Board Arpt. Rev.:
Series A, 5% 7/1/33	1,000,000	867,420
Series B, 5.25% 7/1/27 (FGIC Insured) (d)	1,100,000	889,471
Series D, 5% 7/1/10 (d)	1,500,000	1,503,765
Phoenix Civic Impt. Corp. District Rev. (Plaza Expansion Proj.) Series 2005 B, 0% 7/1/38 (a)	2,000,000	1,357,320
Municipal Bonds - continued
	Principal Amount	Value
Arizona - continued
Phoenix Civic Impt. Corp. Excise Tax Rev.:
(Civic Plaza Expansion Proj.) Series 2005 A:
5% 7/1/18 (FGIC Insured)	$ 550,000	$ 571,516
5% 7/1/30	1,000,000	928,410
Series 2007 A, 5% 7/1/22 (MBIA Insured)	1,250,000	1,240,225
Phoenix Civic Impt. Corp. Transit Excise Tax Rev. (Lt. Rail Proj.) 5% 7/1/20	1,000,000	993,020
Phoenix Civic Impt. Corp. Wastewtr. Sys. Rev.:
5% 7/1/20 (MBIA Insured)	1,000,000	1,025,910
5% 7/1/24	1,750,000	1,727,565
5% 7/1/29 (MBIA Insured)	770,000	725,009
Phoenix Civic Impt. Corp. Wtr. Sys. Rev.:
Series 2002, 5.5% 7/1/20 (FGIC Insured)	1,500,000	1,543,005
Series 2005, 5% 7/1/29	1,750,000	1,636,198
4.75% 7/1/27 (MBIA Insured)	795,000	723,005
5% 7/1/20	5,000,000	5,075,345
5.5% 7/1/24 (FGIC Insured)	1,000,000	1,040,410
Phoenix Gen. Oblig. Series B, 5.375% 7/1/20	1,060,000	1,114,601
Phoenix Indl. Dev. Auth. Single Family Mtg. Rev. 0% 12/1/14 (Escrowed to Maturity) (e)	1,250,000	1,020,063
Phoenix Street & Hwy. User Rev. 6.25% 7/1/11 (MBIA Insured)	30,000	30,044
Pima County Ctfs. of Prtn. (Justice Bldg. Proj.) Series A:
5% 7/1/19 (AMBAC Insured)	735,000	740,072
5% 7/1/21 (AMBAC Insured)	935,000	914,477
Pima County Unified School District #1 Tucson (Proj. of 2004):
Series 2007 C, 5% 7/1/23 (FGIC Insured)	1,000,000	964,840
Series 2008 D, 5% 7/1/25 (FSA Insured)	1,000,000	982,280
Pinal County Indl. Dev. Auth. Correctional Facilities Contract Rev. (Florence West Prison Proj.) Series A:
5.25% 10/1/12 (ACA Finl. Guaranty Corp. Insured)	1,000,000	953,590
5.25% 10/1/13 (ACA Finl. Guaranty Corp. Insured)	1,335,000	1,249,867
Pinal County Unified School District #1 Florence (2006 School Impt. Proj.) Series A:
5% 7/1/19 (FGIC Insured)	1,000,000	960,280
5% 7/1/20 (FGIC Insured)	1,000,000	940,020
Pinal County Unified School District #44 J.O. Combs (2006 School Impt. Proj.) Series B, 5% 7/1/21 (MBIA Insured)	860,000	841,123
Queen Creek Excise Tax & State Shared Rev. 5% 8/1/22 (MBIA Insured)	1,125,000	1,110,690
Municipal Bonds - continued
	Principal Amount	Value
Arizona - continued
Salt River Proj. Agricultural Impt. & Pwr. District Elec. Sys. Rev.:
Series 2005 A, 5% 1/1/35	$ 1,500,000	$ 1,366,350
Series A:
5% 1/1/24	1,000,000	991,600
5% 1/1/37	3,000,000	2,713,980
5.25% 1/1/19	1,000,000	1,031,750
Series B:
5% 1/1/20	1,500,000	1,518,690
5% 1/1/21	290,000	292,114
5% 1/1/31	1,995,000	1,882,881
Salt Verde Finl. Corp. Sr. Gas Rev. Series 2007, 5.5% 12/1/29	3,000,000	2,213,820
Scottsdale Indl. Dev. Auth. Hosp. Rev. (Scottsdale Healthcare Proj.) Series 2008 A, 5% 9/1/23	355,000	292,985
Scottsdale Muni. Property Corp. Excise Tax Rev. (Wtr. and Swr. Impt. Proj.) Series 2008 A, 5% 7/1/28	2,050,000	1,992,580
Sedona Excise Tax Rev.:
5% 7/1/15 (MBIA Insured)	2,120,000	2,180,908
5% 7/1/19 (MBIA Insured)	1,000,000	999,960
Tempe Transit Excise Tax Rev. Series 2008, 4.75% 7/1/38	395,000	336,165
Tucson Ctfs. of Prtn. 5% 7/1/18 (MBIA Insured)	1,000,000	1,045,360
Tucson Gen. Oblig. 5% 7/1/18 (FGIC Insured)	3,295,000	3,423,900
Tucson Street & Hwy. User Rev. Series 1994 B, 7.5% 7/1/11 (MBIA Insured)	1,015,000	1,132,547
Tucson Wtr. Rev. Series 2001 A, 5% 7/1/11 (FGIC Insured)	1,410,000	1,471,166
Univ. Med. Ctr. Corp. Hosp. Rev.:
5% 7/1/16	1,735,000	1,617,246
5.25% 7/1/11	210,000	206,621
5.25% 7/1/15	1,000,000	932,380
Univ. of Arizona Univ. Revs.:
Series 2005 A, 5% 6/1/17 (AMBAC Insured)	1,000,000	1,047,370
Series 2008 A, 5% 6/1/22	1,315,000	1,307,347
Series A, 5% 6/1/24 (AMBAC Insured)	1,040,000	986,586
Series B, 5% 6/1/31 (AMBAC Insured)	300,000	270,192
Series C, 5% 6/1/14 (AMBAC Insured)	385,000	411,850
Yavapai County Indl. Dev. Auth. Solid Waste Disp. Rev. (Waste Mgmt., Inc. Proj.) 4%, tender 6/1/10 (c)(d)	1,000,000	962,880
		109,461,896
Municipal Bonds - continued
	Principal Amount	Value
Guam - 0.5%
Guam Ed. Fing. Foundation Ctfs. of Prtn. Series A, 5% 10/1/12	$ 500,000	$ 510,255
Guam Wtrwks. Auth. Wtr. and Wastewtr. Sys. Rev. Series 2005, 5.875% 7/1/35	145,000	113,487
		623,742
Puerto Rico - 5.2%
Puerto Rico Commonwealth Hwy. & Trans. Auth. Trans. Rev.:
Series 1998, 5.75% 7/1/22 (CIFG North America Insured)	700,000	669,172
Series 2003, 5.75% 7/1/19 (FGIC Insured)	700,000	691,243
Puerto Rico Commonwealth Infrastructure Fing. Auth. Series B, 5% 7/1/17	1,000,000	931,250
Puerto Rico Commonwealth Pub. Impt. Gen. Oblig.:
Series 2002 A, 5.5% 7/1/18	700,000	666,778
Series 2003 A, 5.25% 7/1/14	275,000	275,765
Series 2007 A, 5.5% 7/1/21 (FGIC Insured)	1,000,000	933,710
Puerto Rico Govt. Dev. Bank:
Series 2006 B, 5% 12/1/12	1,000,000	1,009,000
Series C, 5.25% 1/1/15 (d)	500,000	482,545
Puerto Rico Pub. Bldg. Auth. Rev.:
Series G, 5.25% 7/1/13	315,000	317,640
Series M2, 5.75%, tender 7/1/17 (c)	200,000	191,588
Puerto Rico Sales Tax Fing. Corp. Sales Tax Rev. Series 2007 A, 0% 8/1/41	1,000,000	98,840
		6,267,531
Municipal Bonds - continued
	Principal Amount	Value
Virgin Islands - 1.0%
Virgin Islands Pub. Fin. Auth. Refinery Facilities Rev. Series 2007, 4.7% 7/1/22 (d)	$ 500,000	$ 316,200
Virgin Islands Wtr. & Pwr. Auth. Elec. Sys. Rev. Series A, 5% 7/1/27	1,000,000	799,110
		1,115,310
TOTAL INVESTMENT PORTFOLIO - 97.9% (Cost $129,839,891)	117,468,479
NET OTHER ASSETS - 2.1%	2,560,218
NET ASSETS - 100%	$ 120,028,697
Legend
(a) Security initially issued in zero coupon form which converts to coupon form at a specified rate and date. The rate shown is the rate at period end.
(b) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(c) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.
(d) Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.
(e) Security collateralized by an amount sufficient to pay interest and principal.
Other Information

The following is a summary of the inputs used, as of November 30, 2008, involving the Fund's assets carried at value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities	$ 117,468,479	$ -	$ 117,468,479	$ -
Income Tax Information

At November 30, 2008, the aggregate cost of investment securities for income tax purposes was $129,816,065. Net unrealized depreciation aggregated $12,347,586, of which $151,650 related to appreciated investment securities and $12,499,236 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. Wherever possible, the Fund uses independent pricing services approved by the Board of Trustees to value its investments.

Debt securities, including restricted securities, are valued by independent pricing services or by dealers who make markets in such securities. Pricing services consider yield or price of bonds of comparable quality, coupon, maturity and type as well as available dealer supplied prices. Investments in open-end mutual funds are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value. Actual prices received at disposition may differ.

When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. The frequency with which these procedures are used cannot be predicted and may be utilized to a significant extent. The value of securities used for net asset value calculation under these procedures may differ from published prices for the same securities.

The Fund adopted the provisions of Statement of Financial Accounting Standards No. 157, Fair Value Measurements (SFAS 157), effective with the beginning of the Fund's fiscal year. SFAS 157 establishes a hierarchy that prioritizes the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets (level 1 measurements) and the lowest priority to unobservable inputs (level 3 measurements) when market prices are not readily available or reliable. The three levels of the hierarchy under SFAS 157 are described below:

Level 1 - Quoted prices in active markets for identical securities.

Level 2 - Prices determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others.

Level 3 - Prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable or deemed less relevant (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund's own assumptions about the factors market participants would use in pricing an investment, and would be based on the best information available.

Changes in valuation techniques may result in transfers in or out of an investment's assigned level within the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Maryland Municipal
Income Fund

November 30, 2008

1.810710.104

SMD-QTLY-0109

Investments November 30, 2008 (Unaudited)

Showing Percentage of Net Assets

Municipal Bonds - 96.3%
	Principal Amount	Value
Guam - 0.4%
Guam Ed. Fing. Foundation Ctfs. of Prtn. Series 2006 A, 5% 10/1/23	$ 500,000	$ 430,545
Guam Wtrwks. Auth. Wtr. and Wastewtr. Sys. Rev. Series 2005, 5.875% 7/1/35	145,000	113,487
		544,032
Maryland - 84.1%
Baltimore Convention Ctr. Hotel Rev. Series A:
5.25% 9/1/17 (XL Cap. Assurance, Inc. Insured)	1,350,000	1,136,808
5.25% 9/1/27 (XL Cap. Assurance, Inc. Insured)	1,020,000	682,625
Baltimore County Ctfs. Prtn. (Equip. Acquisition Prog.) 5% 6/1/13 (MBIA Insured)	1,500,000	1,603,770
Baltimore County Gen. Oblig.:
(Consolidated Pub. Impt. Proj.) 5% 8/1/15	2,385,000	2,583,742
(Oak Crest Village, Inc. Proj.) Series 2007 A
5% 1/1/22	500,000	386,125
5% 2/1/31	2,000,000	1,929,740
Baltimore Gen. Oblig. (Consolidated Pub. Impt. Proj.):
Series 2005 A, 5% 10/15/18 (AMBAC Insured)	1,720,000	1,804,400
Series 2008 A, 5% 10/15/25 (FSA Insured)	1,445,000	1,433,541
Baltimore Port Facilities Rev. (Consolidated Coal Sales Co. Proj.) 6.5% 12/1/10	2,000,000	2,071,420
Baltimore Proj. Rev.:
(Wastewtr. Proj.):
Series 2002 A:
5.125% 7/1/42 (FGIC Insured)	2,315,000	2,100,770
5.2% 7/1/32 (FGIC Insured)	250,000	236,363
Series 2007 D:
5% 7/1/32 (FSA Insured)	4,500,000	4,284,405
5% 7/1/37 (AMBAC Insured)	2,000,000	1,777,980
5% 7/1/37 (FSA Insured)	4,000,000	3,724,200
Series 2008 A:
5% 7/1/33 (FSA Insured)	2,000,000	1,838,860
5% 7/1/38 (FSA Insured)	3,000,000	2,743,980
(Wtr. Proj.):
Series 1994 A:
5% 7/1/24 (Escrowed to Maturity) (c)	1,445,000	1,427,096
5% 7/1/24 (FGIC Insured)	370,000	379,124
Series 2002 A, 5.125% 7/1/42 (FGIC Insured)	355,000	322,148
City of Westminster (McDaniel College Proj.):
5% 11/1/12	500,000	487,345
5% 11/1/13	350,000	336,287
Municipal Bonds - continued
	Principal Amount	Value
Maryland - continued
Frederick County Econ. Dev. Rev. 5% 8/1/15 (MBIA Insured)	$ 1,000,000	$ 1,077,920
Frederick County Edl. Facilities Rev. (Mount Saint Mary's Univ. Proj.):
5% 9/1/09	175,000	173,378
5.5% 9/1/12	195,000	188,276
Frederick County Gen. Oblig. 5% 12/1/15	1,000,000	1,092,350
Maryland Econ. Dev. Corp. Lease Rev. (Maryland Aviation Administration Facilities Proj.) 5.5% 6/1/18 (FSA Insured) (b)	1,500,000	1,450,185
Maryland Econ. Dev. Corp. Student Hsg. Rev.:
(Towson Univ. Proj.) Series A, 5.25% 7/1/17	500,000	434,890
(Univ. of Maryland, Baltimore County Student Hsg. Proj.):
Series 2006, 5% 6/1/14 (CIFG North America Insured)	700,000	707,700
5% 7/1/16 (XL Cap. Assurance, Inc. Insured)	500,000	406,920
5% 6/1/18 (CIFG North America Insured)	2,000,000	1,907,820
Maryland Gen. Oblig. (State & Local Facilities Ln. Prog.):
First Series 2002 A:
5.5% 3/1/15	1,850,000	2,083,433
5.5% 3/1/17	2,265,000	2,543,731
First Series 2003 A, 5.25% 3/1/17	4,295,000	4,747,994
Maryland Health & Higher Edl. Facilities Auth. Rev.:
(Anne Arundel Med. Ctr. Proj.) Series 1998, 5.125% 7/1/33 (FSA Insured)	2,000,000	1,698,800
(Carroll County Gen. Hosp. Proj.) Series 2006, 5% 7/1/40	1,500,000	957,315
(Good Samaritan Hosp. Proj.):
5.7% 7/1/09 (Escrowed to Maturity) (c)	515,000	528,601
5.75% 7/1/13 (Escrowed to Maturity) (c)	240,000	258,173
5.75% 7/1/13 (Escrowed to Maturity) (c)	145,000	155,979
(Hebrew Home of Greater Washington Proj.) Series 2002, 5.8% 1/1/32	1,000,000	773,360
(Helix Health Proj.) 5% 7/1/17 (Escrowed to Maturity) (c)	1,010,000	1,080,751
(Howard County Gen. Hosp. Proj.) 5.5% 7/1/13 (Escrowed to Maturity) (c)	565,000	593,182
(Johns Hopkins Health Sys. Obligated Group Proj.) Series 2008 B, 5%, tender 5/15/13 (a)	1,400,000	1,431,878
(Johns Hopkins Hosp. Proj.) Series 2001, 5% 5/15/34	1,500,000	1,236,480
(Johns Hopkins Med. Institutions Utils. Proj.) Series 2005 B, 5% 5/15/35	1,475,000	1,355,348
Municipal Bonds - continued
	Principal Amount	Value
Maryland - continued
Maryland Health & Higher Edl. Facilities Auth. Rev.: - continued
(Johns Hopkins Univ. Proj.):
Series 2001 B, 5% 7/1/41	$ 3,590,000	$ 3,248,986
Series 2002 A, 5% 7/1/32	1,015,000	966,371
Series 2004 A:
5% 7/1/24	1,000,000	992,480
5% 7/1/33	2,000,000	1,847,120
5% 7/1/38	2,000,000	1,817,840
(LifeBridge Health Proj.):
Series 2004 A, 5% 7/1/11 (Escrowed to Maturity) (c)	1,000,000	1,066,670
Series 2008, 5% 7/1/19 (Assured Guaranty Corp. Insured)	300,000	285,492
(Loyola College Issue Proj.) 5% 10/1/39	2,000,000	1,663,320
(MedStar Health Proj.) Series 2007, 5.25% 5/15/46	1,000,000	726,990
(Mercy Med. Ctr. Proj.) Series 2007 A, 5.5% 7/1/42	1,000,000	692,820
(Peninsula Reg'l. Med. Ctr. Proj.) Series 2006, 5% 7/1/15	1,120,000	1,091,574
(Univ. of Maryland Med. Sys. Proj.):
Series 2001, 5.25% 7/1/34 (Pre-Refunded to 7/1/11 @ 100) (c)	1,525,000	1,636,157
Series 2006 A, 5% 7/1/41	1,000,000	735,850
Series 2008 F, 5.25% 7/1/19	1,700,000	1,594,056
(Upper Chesapeake Hosp. Proj.) Series 2008 C, 5.5% 1/1/18	750,000	643,148
(Washington County Health Sys. Proj.) Series 2008, 6% 1/1/43	400,000	283,288
(Western Maryland Health Sys. Proj.) Series 2006 A:
5% 1/1/16 (MBIA Insured)	1,500,000	1,444,200
5% 7/1/17 (MBIA Insured)	1,690,000	1,687,600
Maryland Indl. Dev. Fing. Auth. Rev.:
(American Ctr. for Physics Proj.):
5.25% 12/15/13	1,100,000	1,165,659
5.25% 12/15/15	320,000	336,166
(Holy Cross Health Sys. Corp. Proj.) 5.7% 12/1/10	1,000,000	1,037,330
Maryland Nat'l. Cap. Park & Planning Commission Series 2004 EE2, 5% 1/15/15	2,000,000	2,149,040
Maryland Trans. Auth. Grant Rev. Series 2007, 5% 3/1/16	2,000,000	2,170,400
Maryland Trans. Auth. Trans. Facility Projects Rev.:
5% 7/1/30	2,000,000	1,915,880
Municipal Bonds - continued
	Principal Amount	Value
Maryland - continued
Maryland Trans. Auth. Trans. Facility Projects Rev.: - continued
5% 7/1/31 (FSA Insured)	$ 5,000,000	$ 4,778,300
5% 7/1/35	880,000	828,230
6.8% 7/1/16 (Escrowed to Maturity) (c)	715,000	811,997
Montgomery County Econ. Dev. Rev. (Trinity Health Care Group Proj.) 5.125% 12/1/22	2,300,000	2,092,425
Montgomery County Gen. Oblig. (Consolidated Pub. Impt. Proj.) Series A:
5% 6/1/24	2,000,000	2,011,000
5% 5/1/25	1,000,000	1,000,640
Morgan State Univ. Academic & Auxiliary Facilities Fees Rev. Series A, 5% 7/1/20 (FGIC Insured)	500,000	500,790
Northeast Maryland Waste Disp. Auth. Solid Waste Rev. 5.5% 4/1/12 (AMBAC Insured) (b)	4,500,000	4,445,100
Prince Georges County Ctfs. of Prtn. Series A, 0% 6/30/11 (MBIA Insured)	1,335,000	1,185,347
		109,027,459
Puerto Rico - 11.6%
Puerto Rico Commonwealth Hwy. & Trans. Auth. Hwy. Rev.:
Series 1996 Z, 6.25% 7/1/15 (MBIA Insured)	1,000,000	1,076,830
Series AA, 5.5% 7/1/19 (MBIA Insured)	1,500,000	1,463,550
Series BB, 5.25% 7/1/18 (AMBAC Insured)	600,000	591,552
Puerto Rico Commonwealth Hwy. & Trans. Auth. Trans. Rev.:
Series E, 5.5% 7/1/17 (FSA Insured)	1,000,000	1,034,490
Series N, 5.25% 7/1/34 (Assured Guaranty Corp. Insured)	500,000	431,625
Puerto Rico Commonwealth Infrastructure Fing. Auth.:
Series 2000 A, 5.5% 10/1/40 (Escrowed to Maturity) (c)	1,425,000	1,423,105
Series 2005 C, 5.5% 7/1/23	1,110,000	1,020,368
Puerto Rico Commonwealth Pub. Impt. Gen. Oblig.:
Series 2002 A:
5.5% 7/1/18	700,000	666,778
5.5% 7/1/18 (MBIA Insured)	2,000,000	1,979,400
Series 2007 A, 5.5% 7/1/19 (MBIA Insured)	1,000,000	960,770
Puerto Rico Elec. Pwr. Auth. Pwr. Rev.:
Series 2002 KK, 5.5% 7/1/15 (MBIA Insured)	1,000,000	1,032,210
Series II, 5.375% 7/1/16 (MBIA Insured)	1,500,000	1,513,545
Municipal Bonds - continued
	Principal Amount	Value
Puerto Rico - continued
Puerto Rico Elec. Pwr. Auth. Pwr. Rev.: - continued
Series QQ, 5.5% 7/1/17 (XL Cap. Assurance, Inc. Insured)	$ 1,000,000	$ 995,230
Series VV, 5.25% 7/1/24 (FGIC Insured)	1,000,000	887,170
		15,076,623
Virgin Islands - 0.2%
Virgin Islands Pub. Fin. Auth. Refinery Facilities Rev. Series 2007, 4.7% 7/1/22 (b)	300,000	189,720
TOTAL INVESTMENT PORTFOLIO - 96.3% (Cost $134,861,746)	124,837,834
NET OTHER ASSETS - 3.7%	4,811,294
NET ASSETS - 100%	$ 129,649,128
Legend
(a) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.
(b) Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.
(c) Security collateralized by an amount sufficient to pay interest and principal.
Other Information

The following is a summary of the inputs used, as of November 30, 2008, involving the Fund's assets carried at value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities	$ 124,837,834	$ -	$ 124,837,834	$ -
Income Tax Information

At November 30, 2008, the aggregate cost of investment securities for income tax purposes was $134,854,808. Net unrealized depreciation aggregated $10,016,974, of which $923,054 related to appreciated investment securities and $10,940,028 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. Wherever possible, the Fund uses independent pricing services approved by the Board of Trustees to value its investments.

Debt securities, including restricted securities, are valued by independent pricing services or by dealers who make markets in such securities. Pricing services consider yield or price of bonds of comparable quality, coupon, maturity and type as well as available dealer supplied prices. Investments in open-end mutual funds are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value. Actual prices received at disposition may differ.

When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. The frequency with which these procedures are used cannot be predicted and may be utilized to a significant extent. The value of securities used for net asset value calculation under these procedures may differ from published prices for the same securities.

The Fund adopted the provisions of Statement of Financial Accounting Standards No. 157, Fair Value Measurements (SFAS 157), effective with the beginning of the Fund's fiscal year. SFAS 157 establishes a hierarchy that prioritizes the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets
(level 1 measurements) and the lowest priority to unobservable inputs (level 3 measurements) when market prices are not readily available or reliable. The three levels of the hierarchy under SFAS 157 are described below:

Level 1 - Quoted prices in active markets for identical securities.

Level 2 - Prices determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others.

Level 3 - Prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable or deemed less relevant (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund's own assumptions about the factors market participants would use in pricing an investment, and would be based on the best information available.

Changes in valuation techniques may result in transfers in or out of an investment's assigned level within the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Item 2. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Union Street Trust's (the "Trust") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the Trust's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

Item 3. Exhibits

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Union Street Trust

By:	/s/John R. Hebble
John R. Hebble
President and Treasurer

Date:	January 29, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/John R. Hebble
John R. Hebble
President and Treasurer

Date:	January 29, 2009
By:	/s/Christine Reynolds
Christine Reynolds
Chief Financial Officer

Date:	January 29, 2009